Related Party Transactions - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries and remuneration to key management and executive directors	$ 3,897	$ 1,379	$ 714
Non-executive directors’ fees	401	246	150
Key management personnel compensation	$ 4,298	$ 1,625	$ 864